Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Entity Registrant Name	UTSTARCOM HOLDINGS CORP.
Entity Central Index Key	0001030471
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	36,735,314
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY